Property and equipment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Property and equipment, net
Total		¥ 80,751			¥ 87,062
Accumulated depreciation		(28,429)			(49,179)
Impairment					(1,197)
Property and equipment, net		52,322		$ 5,270	36,686
Impairment loss	¥ 1,197	0	¥ 0
Depreciation expenses	¥ 21,652	14,046	¥ 5,769
Office furniture and equipment
Property and equipment, net
Total		2,007			1,774
Computer equipment
Property and equipment, net
Total		7,517			8,812
Servers and network equipment
Property and equipment, net
Total		45,601			51,810
Leasehold improvements
Property and equipment, net
Total		12,539			11,427
Vehicles
Property and equipment, net
Total		575			727
Building
Property and equipment, net
Total		¥ 12,512			¥ 12,512